ENDORSEMENT OF NOTE RECEIVABLES (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
ENDORSEMENT OF NOTE RECEIVABLES [Line Items]
Endorsed Bank Acceptance Bill	$ 42,559	$ 25,462